CIRR-system (Tables)	12 Months Ended
Dec. 31, 2024
CIRR-system
Schedule of information about CIRR-systems

Statement of comprehensive income for the CIRR-system

Skr mn	2024	2023
Interest income	2,302	2,329
Interest expenses	-2,070	-1,904
Interest compensation	—	—
Foreign exchange effects	1	1
Profit before compensation to SEK	233	426
Administrative remuneration to SEK	-240	-260
Operating profit CIRR-system	-7	166
Reimbursement to (-) / from (+) the State	7	-166

Statement of financial position for the CIRR-system

Skr mn	Dec 31, 2024	Dec 31, 2023
Cash and cash equivalents	0	1
Loans	101,657	101,361
Derivatives	3,939	4,334
Other assets	217	179
Prepaid expenses and accrued revenues	1,817	1,711
Total assets	107,630	107,586

Liabilities	106,093	105,642
Derivatives	266	859
Accrued expenses and prepaid revenues	1,271	1,085
Total liabilities and equity	107,630	107,586

Commitments
Committed undisbursed loans	42,007	36,505